VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	12 Months Ended
Dec. 31, 2023
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of sale leaseback transactions
The following table gives a summary of our sole sale and leaseback arrangement, including the repurchase option and obligation as of December 31, 2023:

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	Next repurchase option (in $ millions)	Date of next repurchase option	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
FLNG Hilli	June 2018	CSSC entity	1,200.0	15 years	421.0	June 2028	207.9	June 2033

Summary of the bareboat charter rates per day based on Base Interest Rate for the next five years
A summary of our payment obligations (excluding the repurchase option and obligation) under the bareboat charter with our sole lessor VIE as of December 31, 2023, are shown below:

(in thousands of $)	2024	2025	2026	2027	2028	2029+
FLNG Hilli (1)	82,389	79,478	76,567	73,739	70,745	286,272
(1) The payment obligations above include variable rental payments due under the lease based on assumed SOFR plus a margin.

Schedule of assets and liabilities of lessor VIEs
The assets and liabilities of the lessor VIE that most significantly impact our consolidated balance sheets as of December 31, 2023 and 2022, are as follows:

(in thousands of $)	2023	2022
Assets
Restricted cash and short-term deposits (note 15)	18,085	21,693

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(299,576)	(337,547)
Long-term debt (1)	(93,617)	(156,563)
	(393,193)	(494,110)
(1) Where applicable, these balances are net of deferred finance charges (note 21).
The most significant impact of the lessor VIE’s operations on our consolidated statements of operations, consolidated statements of changes in equity and consolidated statements of cash flows, for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands of $)	2023	2022	2021
Continuing operations
Statement of operations
Interest expense	11,015	8,406	5,178

Statement of cash flows
Net debt repayments	(98,242)	(123,554)	(97,056)
Net debt receipts	—	20,640	2,848
Financing costs paid	(3,158)	—	—

Discontinued operations
Statement of operations
Interest expense	—	3,814	17,492

Statement of cash flows
Net debt repayments	—	—	(234,873)
Net debt receipts	—	—	10,402
Financing costs paid	—	—	(1,568)
The assets and liabilities of Hilli LLC(1) that most significantly impacted our consolidated balance sheet as of December 31, 2023 and 2022, are as follows:

(in thousands of $)	2023	2022
Balance sheet
Current assets	70,461	105,738
Non-current assets	1,212,922	1,481,722
Current liabilities	(342,480)	(381,131)
Non-current liabilities	(125,094)	(240,146)
(1) As Hilli LLC is the primary beneficiary of the lessor VIE (see above) the Hilli LLC balances include the lessor VIE.
The most significant impacts of the lessor VIE’s operations on our consolidated statements of operations, consolidated statements of changes in equity and consolidated statements of cash flows, for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands of $)	2023	2022	2021
Statement of operations
Liquefaction services revenue	245,418	213,970	221,020
Realized and unrealized gain/(loss) on oil and gas derivative instruments	(84,751)	520,997	204,663

Statement of changes in equity
Additional paid-in capital	(251,249)	—	—
Non-controlling interest	34,309	—	—

Statement of cash flows
Reacquisition of common units in Hilli LLC	(100,047)	—	—
Net debt repayments	(98,242)	(123,554)	(97,056)
Net debt receipts	—	20,640	2,848
Financing costs paid	(3,158)	—	—
Cash dividends paid	(23,449)	(55,169)	(33,136)
The assets and liabilities of Gimi MS that most significantly impacted our consolidated balance sheet as of December 31, 2023 and 2022, are as follows:

(in thousands of $)	2023	2022
Balance sheet
Current assets	17,359	12,460
Non-current assets	1,702,148	1,195,725
Current liabilities	(168,370)	(10,666)
Non-current liabilities	(585,678)	(516,298)
The most significant impacts of Gimi MS VIE’s operations on our consolidated statement of cash flows, for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands of $)	2023	2022	2021
Statement of cash flows
Additions to asset under development	308,093	267,421	213,481
Capitalized financing costs	(1,780)	(2,748)	(5,605)
Net debt receipts	95,000	125,000	110,000
Proceeds from subscription of equity interest	80,021	39,275	25,403

Schedule of other ownership interests	Following the completion of the Hilli Buyback , the ownership structure of Hilli LLC is as follows:

	Percentage ownership interest
	Hilli Common Units	Series A Special Units	Series B Special Units
Golar LNG Limited	94.6%	89.1%	89.1%
Seatrium	5.0%	10.0%	10.0%
B&V	0.4%	0.9%	0.9%